Balance Sheet Components - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Prepaid legal	$ 48	$ 25
Prepaid insurance	32	37
Prepaid other	7	7	50
Prepaid expenses and other current assets	$ 87	$ 69	$ 146